Condensed Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (7,238)	$ (9,278)	$ (11,908)	$ (12,286)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on investments held to maturity		(44)	(47)	(36)
Amortization of discounts on investments				17
Depreciation and amortization	314	332	447	391
Stock-based compensation	675	3,090	3,413	3,728
Loss on sale of equipment	3	15	15
Loss on early extinguishment of debt		10	10
Loss on remeasurement of Common Stock warrant liability		1	1	(69)
(Increase) decrease in current assets:
Accounts receivable	(16)	(36)	(123)	(6)
Prepaid expenses	38	(166)	(172)	167
Inventory	(24)	(578)	(721)	(483)
Deposits	3	7	10	(10)
Increase (decrease) in current liabilities:
Accounts payable	118	(185)	(218)	40
Accrued contract cancellation settlement				(1,000)
Accrued expenses	46	(66)	189	218
Deferred rent	(11)	(18)	(25)	8
Net cash used in operating activities	(6,092)	(6,916)	(9,129)	(9,321)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of securities				(5,004)
Proceeds received on sale of securities held to maturity		2,619	5,070
Proceeds received on sale of equipment		185	185
Purchase of property and equipment	(64)	(212)	(239)	(898)
Net cash provided by (used in) investing activities	(64)	2,592	5,016	(5,902)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the issuance of Common Stock, net	3,631	5,132	5,132	5,253
Proceeds from the issuance of notes payable		9	9	437
Repayments of notes payable	(184)	(236)	(281)	(73)
Repayments of notes payable, related parties		(12)	(12)	(24)
Repayments of capital lease obligations		(50)	(71)	(95)
Proceeds from the exercise of warrants	1,789	2,213	2,213
Payment of employee withholding taxes related to share-based awards	(55)	(42)	(58)
Net cash provided by financing activities	5,181	7,014	6,932	5,498
NET CHANGE IN CASH	(975)	2,690	2,819	(9,725)
CASH AT BEGINNING OF PERIOD	4,920	2,101	2,101	11,826
CASH AT END OF PERIOD	3,945	4,791	4,920	2,101
SUPPLEMENTAL INFORMATION:
Interest paid	34	60	74	87
Income taxes paid
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Deemed dividend		333	333
Purchases of equipment under capital lease obligations		37	$ 37	$ 316
Common stock issued on accrued bonus	$ 32